Borrowings (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Carrying value of securities pledged to collateralize borrowings	$ 54,622	$ 587,765
Amount of residential mortgages pledged to collateralize borrowings	89,847,582	78,848,981
Overnight borrowing with the Federal Home Loan Bank
Borrowings
Available borrowing capacity	87,800,000	72,400,000
Unsecured line of credit with Key Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with M&T Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with Fifth Third Bank
Borrowings
Available borrowing capacity	10,000,000	10,000,000
Outstanding borrowing amount	$ 0	$ 0